Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash

The Company is required to maintain a small amount of restricted cash to guarantee rent payments in a foreign subsidiary.

	As of December 31,
	2016	2017
	(In thousands)
Cash and cash equivalents per balance sheet	$18,214	$116,049
Restricted cash per balance sheet	58	78

Cash, cash equivalents and restricted cash per cash flow	$18,272	$116,127

Summary of Consolidated Total Revenue by Geography

The following tables sets forth the Company’s consolidated total revenue by geography:

	Six Months Ended June 30,
	2017	2018
	(In thousands)
United States	$53,020	$67,195
EMEA(1)	13,853	24,952
Rest of the World(1)	7,853	12,127

Total revenue	$74,726	$104,274

(1)	No single country represented more than 10% of our consolidated revenue.

The following tables sets forth the Company’s consolidated total revenue by geography:

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
United States	$63,440	$92,116	$134,676
EMEA(1)	20,770	25,668	33,097
Rest of the World(1)	11,146	14,628	18,283

Total revenue	$95,356	$132,412	$186,056

(1)	No single country represented more than 10% of consolidated revenue